Risk Management - Summary of the Effect of Unconditional Netting (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit Linked Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	$ 1,242	$ 1,054
Amounts subject to an enforceable netting arrangement	(1,242)	(1,054)
Variable Funding Surplus Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	(1,242)	(1,054)
Amounts subject to an enforceable netting arrangement	$ 1,242	$ 1,054